Related parties	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Related parties	Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.
A.T. Holdings II Sàrl (“AT Holdings II”) is a shareholder in the Company. AT Holdings II is in turn ultimately entirely owned by Auven Therapeutics Holdings, L.P. (“ATH”), a limited partnership registered in the British Virgin Islands. ATH’s General Partner is Auven Therapeutics General L.P., which itself is a limited partnership whose General Partner is Auven Therapeutics GP Ltd. The manager of ATH is Auven Therapeutics Management L.L.L.P. (“ATM”).
Based on the Company’s contribution and equity interest in Overland ADCT BioPharma, certain of the Company’s employees serve on its board of directors.
Services provided by the Company
The Company provides registered office and simple administrative services to three subsidiaries of ATH. The amounts invoiced in 2021, and recovered through G&A expenses, amounted to KUSD 3 (2020: KUSD 4 and 2019: KUSD 4).

As contemplated by the license agreement with Overland ADCT BioPharma, Overland ADCT BioPharma has elected to participate in certain of the Company’s global clinical trials, in exchange for which it reimburses the Company for a portion of the cost of those trials. Overland ADCT BioPharma also reimburses the Company for certain expenses in connection with technology transfer and assistance of clinical personnel. During the year ended December 31, 2021, the Company incurred KUSD 2,268 of clinical trial and service costs to be reimbursed by Overland ADCT BioPharma, which is recorded as a reduction of R&D expenses in the Company’s consolidated statement of operation (2020: KUSD nil and 2019: KUSD nil).

In addition, the Company entered into a supply agreement with Overland ADCT BioPharma whereby the Company provides Overland ADCT BioPharma clinical supply for use in trials. For the year ended December 31, 2021, KUSD 123 of clinical supply was provided to Overland ADCT BioPharma which is recorded as a reduction of R&D expenses in the Company’s consolidated statement of operation. There were no such sales to Overland ADCT BioPharma during 2020 or 2019.
Services provided to the Company
There were no services provided to the Company during 2021 or 2020 by related parties. Auven affiliated companies incurred expenses on behalf of the Company, relating to a telecommunication contract with a third-party vendor, and recharged these at cost. The costs incurred are recognized as G&A expenses and amounted to KUSD 11 in 2019.
Other transactions with related parties
Of the 597,774 shares surrendered by Share Purchase Plan 2013 and Share Purchase Plan 2016 participants to settle share purchase plan promissory notes on April 15, 2020 (see note 27, “Share capital”), 556,799 were surrendered by related parties.
Of the 4,777,996 shares issued by way of capitalization of reserves on April 16, 2020 (see note 27, “Share capital”), 1,222,966 shares were issued to related parties.
Out of the 3,687,500 class E shares issued in 2019, 809,107 shares were purchased by related parties.
Shares were issued to and repurchased at the same price from a related party in September 2019 in order to have available treasury shares to meet the demand for shares when share options are exercised.
In connection with the Company’s IPO, HPWH TH AG purchased 950,000 shares on the same terms as other investors.
In connection with the Company’s follow-on offering Auven Therapeutics GP Ltd., through A.T. Holdings II Sàrl and ADC Products Switzerland Sàrl (“the Selling Shareholders”) granted to the underwriters an option to purchase up to 900,000 additional common shares at the public offering price of USD 34.00 per share, less underwriting discounts and commissions. On October 9, 2020, the underwriters exercised in full their option to purchase an additional 900,000 common shares from the Selling Shareholders at a price of USD 34.00, less underwriting discounts and commissions. The Company did not receive any proceeds or incur any costs related to the sale of these shares by the Selling Shareholders. The Selling Shareholders incurred all costs in addition to underwriting fees and commissions.
Chairman’s equity awards
The Company granted the Chairman, Mr. Squarer, options to acquire 1,125,545 common shares at USD 18.75 per share in connection with his election to the Board of Directors, representing approximately 2% of our then-outstanding share capital. These options are scheduled to vest upon Mr. Squarer’s continued service through designated dates over a three-year period, or immediately upon a change in control. In accordance with its agreement with Mr. Squarer, the Company provided Mr. Squarer with an additional grant of 341,403 options on June 4, 2020 with an exercise price equal to the fair market value of the Company’s shares on that date, to bring Mr. Squarer’s total rights to acquire the Company’s shares to 2% of the then-outstanding share capital (measured without consideration of the shares underlying these grants).
Related party balances at year-end
The Company had a related party receivable balance with Overland ADCT BioPharma of KUSD 789 as of December 31, 2021. There was no related party receivable balance as of December 31, 2020. There were no trade accounts payable with related parties as of December 31, 2021 and 2020.
Key management compensation
Key management compensation was:

(in KUSD)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Salaries and other short-term employee benefits	8,872	7,690	5,364
Pension costs	442	455	407
Share-based compensation expenses	24,649	16,752	396
Other compensation	142	196	73
	34,105	25,093	6,240